Loans Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable
Loans receivable, net, at December 31, 2016 and 2015 are summarized below.

	December 31,
	2016		2015
	Balance	% of Total Gross Loans	Balance	% of Total Gross Loans
Residential Real Estate Loans	$77,979,909	21.2%	$76,373,071	22.5%
Consumer Loans	50,667,894	13.8%	50,380,289	14.8%
Commercial Business Loans	16,279,177	4.4%	12,514,133	3.7%
Commercial Real Estate Loans	222,599,294	60.6%	200,083,125	59.0%
Total Loans Held For Investment	367,526,274	100.0%	339,350,618	100.0%
Loans Held For Sale	4,243,907		2,462,559
Total Loans Receivable, Gross	371,770,181		341,813,177
Less:
Allowance For Loan Losses	8,356,231		8,275,133
Loans in Process	3,526,064		2,902,849
Deferred Loan Fees	165,040		62,466
	12,047,335		11,240,448
Total Loans Receivable, Net	$359,722,846		$330,572,729

Financing Receivable Credit Quality Indicators
The following tables summarize the loan grades used by the Company to measure the credit quality of gross loans receivable, excluding those held for sale, by loan segment at December 31, 2016 and 2015.

December 31, 2016	Pass	Caution	Special Mention	Substandard	Total Loans
Residential Real Estate	$70,503,057	$665,235	$1,082,928	$5,728,689	$77,979,909
Consumer	46,818,650	2,591,860	6,357	1,251,027	50,667,894
Commercial Business	14,731,698	1,002,170	50,081	495,228	16,279,177
Commercial Real Estate	127,068,983	71,927,031	18,153,718	5,449,562	222,599,294
Total	$259,122,388	$76,186,296	$19,293,084	$12,924,506	$367,526,274

December 31, 2015	Pass	Caution	Special Mention	Substandard	Total Loans
Residential Real Estate	$67,605,311	$1,264,415	$607,336	$6,896,009	$76,373,071
Consumer	46,344,056	2,510,519	81,617	1,444,097	50,380,289
Commercial Business	10,519,123	1,465,136	102,046	427,828	12,514,133
Commercial Real Estate	129,242,390	43,863,659	17,304,431	9,672,645	200,083,125
Total	$253,710,880	$49,103,729	$18,095,430	$18,440,579	$339,350,618

Past Due Financing Receivables
The following tables present an age analysis of past due balances by category at December 31, 2016 and 2015.

	December 31, 2016
	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable
Residential Real Estate	$653,858	$—	$2,488,158	$3,142,016	$74,837,893	$77,979,909
Consumer	625,178	119,640	241,571	986,389	49,681,505	50,667,894
Commercial Business	536,492	69,256	145,401	751,149	15,528,028	16,279,177
Commercial Real Estate	1,719,758	256,285	2,639,837	4,615,880	217,983,414	222,599,294
Total	$3,535,286	$445,181	$5,514,967	$9,495,434	$358,030,840	$367,526,274

	December 31, 2015
	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable
Residential Real Estate	$—	$1,144,381	$3,306,675	$4,451,056	$71,922,015	$76,373,071
Consumer	710,881	282,314	575,866	1,569,061	48,811,228	50,380,289
Commercial Business	101,201	—	178,076	279,277	12,234,856	12,514,133
Commercial Real Estate	3,309,287	929,819	2,973,135	7,212,241	192,870,884	200,083,125
Total	$4,121,369	$2,356,514	$7,033,752	$13,511,635	$325,838,983	$339,350,618

Schedule of Financing Receivables, Non Accrual Status
The following table shows non-accrual loans by category at December 31, 2016 compared to 2015.

	December 31, 2016		December 31, 2015
	Amount	Percent (1)	Amount	Percent (1)	$ Decrease	% Decrease
Non-accrual Loans:
Residential Real Estate	$2,488,158	0.7%	$3,306,675	1.0%	$(818,517)	(24.8)%
Consumer	241,571	0.1	575,866	0.2	(334,295)	(58.1)
Commercial Business	145,401	—	178,076	0.1	(32,675)	(18.3)
Commercial Real Estate	2,639,837	0.7	2,973,135	0.8	(333,298)	(11.2)
Total Non-accrual Loans	$5,514,967	1.5%	$7,033,752	2.1%	$(1,518,785)	(21.6)%

(1) PERCENT OF GROSS LOANS RECEIVABLE HELD FOR INVESTMENT, NET OF DEFERRED FEES AND LOANS IN PROCESS.

Schedule of Credit Losses Related to Financing Receivables, Current and Noncurrent
The following tables show the activity in the allowance for loan losses by category for the years ended December 31, 2016, 2015 and 2014.

	For the Year Ended December 31, 2016
	Residential Real Estate	Consumer	Commercial Business	Commercial Real Estate	Total
Beginning Balance	$1,323,183	$1,063,153	$773,948	$5,114,849	$8,275,133
Provision	223,232	88,466	247,320	(59,018)	500,000
Charge-Offs	(197,381)	(241,738)	(150,000)	(374,144)	(963,263)
Recoveries	11,312	86,739	11,731	434,579	544,361
Ending Balance	$1,360,346	$996,620	$882,999	$5,116,266	$8,356,231

	For the Year Ended December 31, 2015
	Residential Real Estate	Consumer	Commercial Business	Commercial Real Estate	Total
Beginning Balance	$1,392,065	$886,716	$159,353	$5,919,362	$8,357,496
Provision	53,694	549,462	617,658	(1,220,814)	—
Charge-Offs	(216,525)	(527,055)	(10,947)	(761,941)	(1,516,468)
Recoveries	93,949	154,030	7,884	1,178,242	1,434,105
Ending Balance	$1,323,183	$1,063,153	$773,948	$5,114,849	$8,275,133

	For the Year Ended December 31, 2014
	Residential Real Estate	Consumer	Commercial Business	Commercial Real Estate	Total
Beginning Balance	$1,706,643	$847,777	$426,658	$7,260,892	$10,241,970
Provision	(91,991)	352,305	(53,435)	243,121	450,000
Charge-Offs	(359,021)	(372,460)	(328,094)	(2,055,258)	(3,114,833)
Recoveries	136,434	59,094	114,224	470,607	780,359
Ending Balance	$1,392,065	$886,716	$159,353	$5,919,362	$8,357,496

Allowance for Credit Losses on Financing Receivables
The following tables present information related to impaired loans evaluated individually and collectively for impairment in loans receivable at December 31, 2016 and 2015.

	Loans Receivable
December 31, 2016	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$2,181,740	$75,798,169	$77,979,909
Consumer	170,552	50,497,342	50,667,894
Commercial Business	145,401	16,133,776	16,279,177
Commercial Real Estate	5,830,341	216,768,953	222,599,294
Total	$8,328,034	$359,198,240	$367,526,274

	Loans Receivable
December 31, 2015	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$2,922,105	$73,450,966	$76,373,071
Consumer	372,382	50,007,907	50,380,289
Commercial Business	162,201	12,351,932	12,514,133
Commercial Real Estate	9,190,640	190,892,485	200,083,125
Total	$12,647,328	$326,703,290	$339,350,618
The following tables present information related to impaired loans evaluated individually and collectively for impairment in the allowance for loan losses at December 31, 2016 and 2015.

	Allowance For Loan Losses
December 31, 2016	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$—	$1,360,346	$1,360,346
Consumer	1,699	994,921	996,620
Commercial Business	—	882,999	882,999
Commercial Real Estate	12,590	5,103,676	5,116,266
Total	$14,289	$8,341,942	$8,356,231

(4)      Loans Receivable, Net, Continued

	Allowance For Loan Losses
December 31, 2015	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$—	$1,323,183	$1,323,183
Consumer	32,300	1,030,853	1,063,153
Commercial Business	—	773,948	773,948
Commercial Real Estate	49,300	5,065,549	5,114,849
Total	$81,600	$8,193,533	$8,275,133

Impaired Financing Receivables
The following tables present information related to impaired loans by loan category as of and for the years ended December 31, 2016, 2015 and 2014.

	December 31, 2016
Impaired Loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With No Related Allowance Recorded:
Residential Real Estate	$2,181,740	$2,263,240	$—	$3,443,140	$6,371
Consumer	110,114	118,414	—	293,287	—
Commercial Business	145,401	995,401	—	300,386	—
Commercial Real Estate	5,424,701	7,207,688	—	8,688,506	227,441
With an Allowance Recorded:
Consumer	60,438	60,438	1,699	61,947	4,591
Commercial Real Estate	405,640	418,654	12,590	426,569	22,798
Total
Residential Real Estate	2,181,740	2,263,240	—	3,443,140	6,371
Consumer	170,552	178,852	1,699	355,234	4,591
Commercial Business	145,401	995,401	—	300,386	—
Commercial Real Estate	5,830,341	7,626,342	12,590	9,115,075	250,239
Total	$8,328,034	$11,063,835	$14,289	$13,213,835	$261,201

	December 31, 2015
Impaired Loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With No Related Allowance Recorded:
Residential Real Estate	$2,922,105	$3,033,735	$—	$3,014,807	$13,909
Consumer	120,889	129,188	—	130,202	—
Commercial Business	162,201	362,201	—	190,562	—
Commercial Real Estate	8,620,301	10,969,642	—	8,952,868	245,197
With an Allowance Recorded:
Consumer	251,493	256,923	32,300	254,611	4,789
Commercial Real Estate	570,339	577,139	49,300	579,418	31,684
Total
Residential Real Estate	2,922,105	3,033,735	—	3,014,807	13,909
Consumer	372,382	386,111	32,300	384,813	4,789
Commercial Business	162,201	362,201	—	190,562	—
Commercial Real Estate	9,190,640	11,546,781	49,300	9,532,286	276,881
Total	$12,647,328	$15,328,828	$81,600	$13,122,468	$295,579

(4)       Loans Receivable, Net, Continued

	December 31, 2014
Impaired Loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With No Related Allowance Recorded:
Residential Real Estate	$2,519,814	$2,618,003	$—	$2,642,156	$—
Consumer	152,029	159,529	—	155,602	1,510
Commercial Business	236,030	436,030	—	413,653	—
Commercial Real Estate	13,721,964	18,088,149	—	14,980,690	297,839
With An Allowance Recorded:
Consumer	66,203	66,203	2,600	67,522	4,867
Commercial Real Estate	3,551,915	3,582,465	472,400	3,952,066	60,207
Total
Residential Real Estate	2,519,814	2,618,003	—	2,642,156	—
Consumer	218,232	225,732	2,600	223,124	6,377
Commercial Business	236,030	436,030	—	413,653	—
Commercial Real Estate	17,273,879	21,670,614	472,400	18,932,756	358,046
Total	$20,247,955	$24,950,379	$475,000	$22,211,689	$364,423

Troubled Debt Restructurings on Financing Receivables
The following table summarizes the loans restructured as TDRs during the periods indicated:

	Year Ended December 31,
	2015			2014
Troubled Debt Restructurings	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Consumer	1	$36,460	$36,460	—	$—	$—
Commercial Real Estate	6	922,000	922,000	2	186,188	186,188
Total	7	958,460	958,460	2	186,188	186,188

The following table is a summary of TDRs restructured during the periods indicated that subsequently defaulted during the same period:

	Year Ended December 31,
	2016		2015		2014
	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment
Commercial Real Estate	—	—	2	30,713	1	66,138
Total	—	$—	2	$30,713	1	$66,138